Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total property, web site and computer equipment		$ 2,275,245	$ 1,564,438
Less: accumulated depreciation and amortization	$ (1,446,929)	(1,419,215)	(1,102,939)
Total property, web site and computer equipment, net	$ 956,387	856,030	461,499
Computer Equipment [Member]
Total property, web site and computer equipment		139,363	29,843
Furniture and Fixtures [Member]
Total property, web site and computer equipment		92,367	14,369
Automobiles [Member]
Total property, web site and computer equipment		48,336	38,075
Capitalized website and internal use software [Member]
Total property, web site and computer equipment		$ 1,995,179	$ 1,482,151